Cover	Sep. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Entity File Number	000-54301
Entity Registrant Name	ODENZA CORP.
Entity Central Index Key	0001489300
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	22/F, WANCHAI CENTRAL BUILDING
Entity Address, Address Line Two	89 LOCKHART ROAD
Entity Address, City or Town	WAN CHAI
Entity Address, Country	HK
City Area Code	(852) 9027-2707
Local Phone Number	9027-2707
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false